Expense Example - Ariel Appreciation Fund	Feb. 01, 2021 USD ($)
Investor Class
Expense Example:
1-Year	$ 117
3-Year	365
5-Year	633
10-Year	1,398
Institutional Class
Expense Example:
1-Year	86
3-Year	268
5-Year	466
10-Year	$ 1,037